Document And Entity Information	Feb. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2023
Entity Registrant Name	Paychex, Inc.
Entity Central Index Key	0000723531
Entity Emerging Growth Company	false
Securities Act File Number	01-11330
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	16-1124166
Entity Address, Address Line One	911 Panorama Trail South
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14625-2396
City Area Code	(585)
Local Phone Number	385-6666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PAYX
Security Exchange Name	NASDAQ